Properties (Tables)	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Property, Plant, Equipment

In millions		December 31, 2012			December 31, 2011
	Depreciation		Accumulated			Accumulated
	rate	Cost	depreciation	Net	Cost	depreciation	Net
Track and roadway (1)	2%	$26,209	$6,948	$19,261	$25,534	$6,903	$18,631
Rolling stock	4%	4,989	1,785	3,204	4,923	1,668	3,255
Buildings	2%	1,275	492	783	1,220	473	747
Information technology (2)	12%	976	427	549	931	383	548
Other	6%	1,273	529	744	1,213	477	736
Total properties including capital leases		$34,722	$10,181	$24,541	$33,821	$9,904	$23,917

(1)	Includes the cost of land of $1,766 million and $1,798 million as at December 31, 2012 and December 31, 2011, respectively.

(2)	The Company capitalized $93 million in 2012 and $94 million in 2011 of internally developed software costs pursuant to FASB Accounting Standards Codification 350-40, “Intangibles – Goodwill and Other, Internal – Use Software.”

Capital Lease Disclosure

Capital leases included in properties
Track and roadway (3)	$417	$53	$364	$417	$48	$369
Rolling stock	1,222	353	869	1,144	317	827
Buildings	109	18	91	109	16	93
Other	91	17	74	102	15	87
Total capital leases included in properties	$1,839	$441	$1,398	$1,772	$396	$1,376

(3)	Includes $108 million of right-of-way access in both years.